Fair Value Measurements - Schedule of Changes in Fair Value of Liabilities Measured at Fair Value on Recurring Basis and Classified in Level 3 of Fair Value Hierarchy for Periods Presented (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Clawback Liability [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 12,060	$ 12,038	$ 11,753	$ 11,966	$ 11,966	$ 11,439
Losses (gains) included in other non-interest expenses	465	832	772	904	(213)	527
Balance at end of period	12,525	12,870	12,525	12,870	11,753	11,966
Clawback Liability [Member] | Final VAI Settlement on SSCB [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement
Clawback Liability [Member] | Final VAI Settlement on FNBCF [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement
EAAs [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	1,362		1,114
Losses (gains) included in other non-interest expenses	452		700
Balance at end of period	1,814		1,814
EAAs [Member] | Final VAI Settlement on SSCB [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement
EAAs [Member] | Final VAI Settlement on FNBCF [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement
VAIs and EAAs [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Losses (gains) included in other non-interest expenses					482	321
VAIs and EAAs [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period		1,489		1,235	1,235	1,054
Losses (gains) included in other non-interest expenses		10		316	482	321
Balance at end of period		1,218		1,218	1,114	1,235
VAIs and EAAs [Member] | Final VAI Settlement on SSCB [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement				(52)	(52)
VAIs and EAAs [Member] | Final VAI Settlement on FNBCF [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement		(281)		(281)	(281)
VAIs and EAAs [Member] | Final VAI settlement on Peninsula Bank [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement						(140)
VAIs and EAAs [Member] | Final VAI Settlement on FPB [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Final VAI settlement					$ (270)